INITIAL PUBLIC OFFERING (Details) - Tailwind Acquisition Corp [Member] - $ / shares		12 Months Ended
	Sep. 09, 2020	Dec. 31, 2021
INITIAL PUBLIC OFFERING
Number of classes of shares		2
IPO
INITIAL PUBLIC OFFERING
Number of shares issued	33,421,570
Share price	$ 10
Over allotment
INITIAL PUBLIC OFFERING
Number of shares issued	3,421,570	3,421,570
Class A Common stock | IPO
INITIAL PUBLIC OFFERING
Number of shares issued		33,421,570
Share price		$ 10
Number of classes of shares	1	1
Number of warrants in a unit	0.5	0.5
Number of shares issuable per warrant (in shares)		1
Exercise price of warrants (in dollars per share)		$ 11.5
Class A Common stock | Public Warrants | IPO
INITIAL PUBLIC OFFERING
Number of warrants in a unit	1
Number of shares issuable per warrant (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.5